Investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2009 Tata Tele Services Limited INR	Mar. 31, 2013 Tata Tele Services Limited USD ($)	Mar. 31, 2013 Tata Tele Services Limited INR	Mar. 31, 2008 Tata Tele Services Limited
Investment Securities [Line Items]
Dividends from investment				3
Proceeds from sale of available-for-sale securities	902	49,189	51,648	22,449
Available-for-sale securities,realized gains	3	180	379	138
Reclassified from accumulated other comprehensive income / (loss) to earnings			4	52
Carrying value of cost method investment					338	75	4,074
Cash consideration of investment sold					4,242
Realized gain on investment					3,904
Cost method investment ownership percentage					10.66%	9.33%	9.33%	14.43%
Loss contingent liabilities related to representations and warranties						$ 8	417